Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [abstract]
Schedule of remuneration of key management personnel

	Years ended December 31,
	2021	2020
Salaries and benefits	$7,639	$4,266
Directors fees	658	707
Consulting fees	78	134
Share-based payments	2,565	11,115
	$10,940	$16,222